Risk management - Schedule of exposure to risk, Spain real estate business (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	€ 300,026	€ 283,497	€ 243,203
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(520)	(349)	(286)
Spain
Disclosure of credit risk exposure [line items]
Excess of gross exposure over maximum recoverable amount of effective collateral	302,271
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(1,086)
Spain | Real estate operations in Spain | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,984
Spain | Real estate operations in Spain | Construction and property development
Disclosure of credit risk exposure [line items]
Financial assets	2,984	€ 2,545	€ 2,433	€ 2,327
Excess of gross exposure over maximum recoverable amount of effective collateral	211
Spain | Real estate operations in Spain | Construction and property development | Credit impaired
Disclosure of credit risk exposure [line items]
Excess of gross exposure over maximum recoverable amount of effective collateral	0
Spain | Real estate operations in Spain | Construction and property development | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,984
Spain | Real estate operations in Spain | Construction and property development | Gross carrying amount | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	31
Written-off assets	240
Spain | Real estate operations in Spain | Construction and property development | Accumulated impairment | Individually calculated
Disclosure of credit risk exposure [line items]
Financial assets	(17)
Spain | Real estate operations in Spain | Construction and property development | Accumulated impairment | Credit impaired | Individually calculated
Disclosure of credit risk exposure [line items]
Financial assets	€ (11)